As filed with the Securities and Exchange Commission on December 14, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No. ____                                                                           ☑  Post-Effective Amendment No. 1

Old Mutual Funds II
(Exact Name of Registrant as Specified in Charter)

720-200-7600
(Area Code and Telephone Number)

4643 South Ulster Street, Suite 600
Denver, Colorado 80237
(Address of Principal Executive Offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600
Denver, Colorado 80237
(Name and Address of Agent for Service)

Copies to:
William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley, Ronon, Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) 2008 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

This Post-Effective Amendment consists of the following:
(1)	Facing sheet of the Registration Statement

(2)	Part C to the Registration Statement (including signature page)

(3)	Exhibit 16.12 to the Registration Statement

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the tax opinions of counsel as Exhibit 16.12.

Incorporation by reference of Parts A and B

The Registrant hereby incorporates by reference into this filing the Proxy Statement and Prospectus included as Part A, and the Statement of Additional Information included as Part B, of Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed with the Securities and Exchange Commission on August 28, 2009.

PART C:  OTHER INFORMATION

Item 15.               Indemnification

The Agreement and Declaration of Trust of the Registrant includes the following:

ARTICLE VIII
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.                      Limitation of Liability.  A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.                      Indemnification of Covered Persons.  Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3.                      Indemnification of Shareholders.  In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Trust, on behalf of the affected Portfolio, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of that Portfolio.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.                      Indemnification.  For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful.  The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.  The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)           Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.                      Advance Payments of Indemnifiable Expenses.  To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Item 16.               Exhibits

(1)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(a)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(b)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(c)	Amended Schedule A to Agreement and Declaration of Trust, as amended March 27, 2009. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(2)	Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(3)	Not applicable.

(4)
(a)           A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Columbus Circle Technology and Communications Fund with and into the Old Mutual Focused Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(b)
A copy of the Plan of Reorganization to be adopted in connection with the reorganization of the Old Mutual Growth Fund with and into the Old Mutual F Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders.

(a)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(b)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(6)	Investment Advisory Agreement.

(a)	Management Agreement by and between Old Mutual Funds II and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	First Amendment dated December 21, 2006 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)	Second Amendment dated April 25, 2008 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(iii)	Third Amendment dated March 27, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Capital, Inc. and Columbus Circle Investors dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(c)
Investment Sub-Advisory Agreement dated by and among the Registrant, on behalf of the Old Mutual Growth Fund, Old Mutual Capital, Inc. and Munder Capital Management dated December 29, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(d)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund and Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated April 25, 2008 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund and Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated March 27, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund and Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(7)	Distribution Agreement.

(a)	Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(i)	First Amendment dated March 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(ii)	Second Amendment dated November 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(iii)	Third Amendment dated June 4, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iv)	Fourth Amendment dated November 19, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(v)	Fifth Amendment dated April 25, 2008 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(vi)	Sixth Amendment dated March 27, 2009 to the Distribution Agreement dated July 8, 2003. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(8)	Not applicable.

(9)	Custodian Agreement.

(a)
Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)	First Amendment dated March 27, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)
Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(10)	Plan under Rule 12b-1 and Rule 18f-3 Multiple Class Plan.

(a)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(b)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(c)	Rule 18f-3 Multiple Class Plan as amended August 8, 2009. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(11)
Opinions of Stradley Ronon Stevens & Young, LLP, regarding validity of shares and related consents.  Incorporated herein by reference to Pre-Effective Amendment No. 1 to file number 333-160932 filed on August 28, 2009.

(12)	Opinions of Stradley Ronon Stevens & Young, LLP, regarding tax matters and related consents. Filed herewith as an Exhibit.

(13)	Other Material Contracts.

(a)
Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
First Amendment dated March 27, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)	Amended and Restated Agency Agreement dated March 1, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated September 17, 2008 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 1, 2009 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Amended Exhibit A dated May 5, 2009 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(c)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(i)
First Amendment dated May 9, 2007 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(ii)
Second Amendment dated January 23, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated December 9, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(d)	Expense Limitation Agreement between the Registrant and Old Mutual Capital, Inc. dated January 23, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated May 21, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated December 9, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(iii)
Third Amendment dated March 6, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)
Fourth Amendment dated March 27, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(e)
Extended Expense Limitation Agreement between the Registrant, on behalf of each Fund except the Old Mutual TS&W Mid-Cap Value Fund, the Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, the Old Mutual Dwight High Yield Fund, and the Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated June 4, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
Amended Schedule A, dated November 19, 2007, to Extended Expense Limitation Agreement dated June 4, 2007 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(f)
Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated December 9, 2008 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 6, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated July 29, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(g)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(14)	Consent of Independent Registered Public Accounting Firm. Incorporated herein by reference to Pre-Effective Amendment No. 1 to file number 333-160932 filed on August 28, 2009.

(15)	Not applicable.

(16)	Trustees’ Power of Attorney. Incorporated herein by reference to file number 333-160932 filed on July 31, 2009.

(17)	(a)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(b)	Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(c)	Code of Ethics of Columbus Circle Investors. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(d)	Code of Ethics of Munder Capital Management. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(e)	Code of Ethics of Turner Investment Partners, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(f)	Proxy Cards. Incorporated herein by reference to Pre-Effective Amendment No. 1 to file number 333-160932 filed on August 28, 2009.

Item 17.               Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 (“Securities Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Denver, and State of Colorado, on the 14th day of December, 2009.  The Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ John R. Bartholdson	*	Trustee	December 14, 2009
John R. Bartholdson

/s/ Jettie M. Edwards	*	Trustee	December 14, 2009
Jettie M. Edwards

/s/ Albert A. Miller	*	Trustee	December 14, 2009
Albert A. Miller

/s/ Leigh A. Wilson	*	Trustee	December 14, 2009
Leigh A. Wilson

/s/ Thomas M. Turpin	*	Trustee	December 14, 2009
Thomas M. Turpin

/s/ Julian F. Sluyters		President and Principal	December 14, 2009
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	December 14, 2009
Robert T. Kelly		Financial Officer

*By:	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney

OLD MUTUAL FUNDS II

INDEX TO EXHIBITS

Exhibit No.:	Exhibit

16.12	Opinions of Stradley Ronon Stevens & Young, LLP, regarding tax matters and related consents